FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Schedule of composition of investments in marketable securities
U.S. dollars in thousands

Government bonds – NIS linked to the Israeli CPI	$368
Government bonds – NIS	838
Corporate bonds – NIS linked to the Israeli CPI	1,008
Corporate bonds –NIS	777
Current account	182
$3,173

Schedule of maximum exposure to credit risk
	December 31,
	2018	2017
	U.S. dollars in thousands

Israel	$5,378	$9,581
United States and Canada	6,337	5,815
Asia Pacific (including Japan)	936	817
Europe	998	909
Other	194	27
	$13,843	$17,149

Schedule of aging of receivables and impairment and weighted average loss rate
		December 31, 2018		December 31, 2017
	Weighted average loss rate	Gross amount	Impairment	Gross amount	Impairment
	%	U.S. dollars in thousands		U.S. dollars in thousands

Not in arrears	1.2	$5,464	$64	$4,502	$-
In arrears up to three months	1.2	1,030	12	1,160	-
In arrears up to six months	1.2	221	3	200	35
In arrears up to 12 months	17.5	188	32	71	63
In arrears over 12 months	100.0	159	159	442	442
		$7,062	$270	$6,375	$540

Schedule of movements in allowance for impairment of receivables
	Year Ended December 31,
	2018	2017
	U.S. dollars in thousands

Balance at beginning of year	$540	$450
Recognized impairment loss	104	147
Bad debt	(374)	(57)
Balance at end of year	$270	$540

Schedule of contractual maturities of financial liabilities
	Carrying Amount	Contractual Cash flow	Up to 6 months	6-12 months	1-2 years	2-5 years	Over 5 years
	U.S. dollars in thousands
December 31, 2018
Non-derivative financial liabilities
Short-term bank loans	$5,000	$5,065	$5,065	$-	$-	$-	$-
Trade payables	1,517	1,517	1,517	-	-	-	-
Other long-term liabilities	1,052	1,052	-	-	-	-	1,052
Other accounts payable	2,767	2,767	2,668	99	-	-	-
Total	$10,336	$10,401	$9,250	$99	$-	$-	$1,052

December 31, 2017
Non-derivative financial liabilities
Convertible notes, including current maturities and accrued interest	$11,022	$11,473	$11,473	$-	$-	$-	$-
Trade payables	1,262	1,262	1,262	-	-	-	-
Other long-term liabilities	948	948	-	-	-	-	948
Other accounts payable	2,714	2,714	2,536	178	-	-	-
Total	$15,946	$16,397	$15,271	$178	$-	$-	$948

Schedule of CPI and foreign currency risk
		Currency different from dollar
	Dollars	NIS	NIS linked to the Israeli CPI	Euro	Other currencies	Non- monetary items	Total
	U.S. dollars in thousands
December 31, 2018
Assets
Cash and cash equivalents	$4,088	$1,885	$-	$426	$72	$-	$6,471
Trade receivables (including long-term trade receivables)	6,236	229	-	327	-	-	6,792
Accounts receivable	247	32	-	2	-	737	1,018
Inventories	-	-	-	-	-	2,235	2,235
Long-term restricted deposits	109	190	-	-	-	-	299
Long-term prepaid expenses	-	-	-	-	-	66	66
Property and equipment and intangible assets	-	-	-	-	-	1,511	1,511
	10,680	2,336	-	755	72	4,549	18,392
Liabilities
Trade payables	714	798	-	5	-	-	1,517
Employee benefits	-	-	-	-	-	381	381
Provisions	-	-	-	-	-	215	215
Other accounts payable (including accrued expenses)	1,965	761	-	50	-	321	3,097
Sort-term bank loan	5,000	-	-	-	-	-	5,000
Financial derivatives	-	442	-	-	-	-	442
Other long-term accounts payable	947	105	-	-	-	-	1,052
	8,626	2,106	-	55	-	917	11,704
Total exposure in the statements of financial position in respect of financial assets and financial liabilities	$2,054	$230	$-	$700	$72	$3,632	$6,688

December 31, 2017
Assets
Cash and cash equivalents	$2,337	$5,124	$-	$160	$22	$-	$7,643
Marketable securities	-	1,797	1,376	-	-	-	3,173
Trade receivables (including long-term trade receivables)	4,952	194	-	689	-	-	5,835
Accounts receivable	137	45	-	3	-	500	685
Inventories	-	-	-	-	-	2,260	2,260
Long-term restricted deposits	108	205	-	-	-	-	313
Long-term prepaid expenses	-	-	-	-	-	69	69
Property and equipment and intangible assets	-	-	-	-	-	1,299	1,299
	7,534	7,365	1,376	852	22	4,128	21,277
Liabilities
Trade payables	382	833	-	47	-	-	1262
Employee benefits	-	-	-	-	-	533	533
Provisions	-	-	-	-	-	183	183
Other accounts payable (including accrued expenses)	1,877	1,117	-	70	-	339	3,403
Convertible notes	-	10,696	-	-	-	-	10,696
Financial derivatives	-	2,875	-	-	-	-	2,875
Other long-term accounts payable	905	-	43	-	-	-	948
	3,164	15,521	43	117	-	1,055	19,900
Total exposure in the statements of financial position in respect of financial assets and financial liabilities	$4,370	$(8,156)	$1,333	$735	$22	$3,073	$1,377

Schedule of sensitivity analysis
	December 31, 2018
	Equity	Profit (loss)
	U.S. dollars in thousands
An increase in the exchange rate of the following currencies against the dollar:
NIS/dollar by 5%	$12	$12
Euro/dollar by 5%	35	35

	December 31, 2017
	Equity	Profit (loss)
	U.S. dollars in thousands
An increase in the exchange rate of the following currencies against the dollar:
NIS/dollar by 5%	$(340)	$(340)
Euro/dollar by 5%	37	37

Schedule of fair value of other financial assets and liabilities
	December 31, 2018		December 31, 2017
	Carrying amount	Fair value	Carrying amount		Fair value
	U.S. dollars in thousands
Liabilities:
Convertible notes	$-	$-	$	**11,118	$	*11,283
Liability in respect of royalties to the IIA and other government institutions	1,151	490		1,072		430
	$1,151	$490		$12,190		$11,713

*	Including interest payable, but excluding the fair value of the embedded warrants.

**	Quoted market price on the TASE.

Schedule of financial instruments measured at fair value using valuation method
	December 31, 2018
	Level 1	Level 3	Total
	U.S. dollars in thousands

Financial instruments - derivative instruments	$-	$442	$442

	December 31, 2017
	Level 1	Level 3	Total
	U.S. dollars in thousands

Financial instruments - marketable securities	$3,173	$-	$3,173
Financial instruments - derivative instruments	-	2,875	2,875